MFA 2020-NQM3 Trust

Exhibit 99.6

Client Name:	MFA Financial Inc
Client Project Name:	MFRA 2020-NQM3
Start - End Dates:	5/27/2019 - 8/14/2020
Deal Loan Count:	379

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL137	Missing copy of 2nd lien Note (subject is 1st lien)	1
Credit	DTI	CRDDTI187	Debt Ratio > 50%	1
Property Valuations	Property	PRVAPROP241	Property Type unacceptable under guidelines	1
Total				3

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